Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (114,536)	$ (75,868)	$ (161,206)
Deferred tax assets	98,169	137,524
Deferred tax liabilities	(212,705)	(213,392)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(427,001)	(448,533)
Deferred tax assets	(253,108)	(262,020)
Deferred tax liabilities	(173,893)	(186,513)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(35,571)	(43,386)
Deferred tax assets	(28,047)	(35,297)
Deferred tax liabilities	(7,524)	(8,089)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(106,339)	(102,370)
Deferred tax assets	0	0
Deferred tax liabilities	(106,339)	(102,370)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(13,467)	(15,205)
Deferred tax assets	(270)	0
Deferred tax liabilities	(13,197)	(15,205)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(582,378)	(609,494)
Deferred tax assets	(281,425)	(297,317)
Deferred tax liabilities	(300,953)	(312,177)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	370,642	391,132
Deferred tax assets	329,405	339,396
Deferred tax liabilities	41,237	51,736
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	48,481	56,894
Deferred tax assets	37,153	44,455
Deferred tax liabilities	11,328	12,439
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	14,063	14,669
Deferred tax assets	1,832	1,758
Deferred tax liabilities	12,231	12,911
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	34,656	70,931
Deferred tax assets	11,204	49,232
Deferred tax liabilities	23,452	21,699
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	467,842	533,626
Deferred tax assets	379,594	434,841
Deferred tax liabilities	$ 88,248	$ 98,785